Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventories [Abstract]
Finished goods	$ 80,106	$ 66,779
Work-in-process	5,913	7,815
Raw materials	51,375	48,791
Total Inventory	$ 137,394	$ 123,385